Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	350,000,000	350,000,000
Ordinary shares, shares issued	[1]	3,400,000	3,400,000
Ordinary shares, shares outstanding	[1]	3,400,000	3,400,000
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	150,000,000	150,000,000
Ordinary shares, shares issued	[1]	12,500,000	12,500,000
Ordinary shares, shares outstanding	[1]	12,500,000	12,500,000

[1]	The shares are presented on a retrospective basis.